Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Income Statement [Abstract]
Net loss per share of common stock-diluted	$ (0.13)	$ (0.08)	$ (0.53)	$ (0.80)
Weighted average shares of common stock outstanding - diluted	7,833,150	9,183,249	8,459,547	7,932,895